Basis of Presentation and Summary of Significant Accounting Policies - Revenue recognition standard, statements of income (loss) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Jul. 02, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue		$ 5,799	$ 5,301	$ 3,015	$ 3,064	$ 3,438	$ 3,073	$ 3,210	$ 3,361			$ 17,179	$ 13,082
Operating income (loss)												(284)	457
Net income (loss)										$ (437)	$ 46	(391)	185
Net income (loss) attributable to Baker Hughes, a GE company		$ 31	$ (134)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0			$ (103)	0
Earnings per share, basic (in dollars per share)		$ 0.07	$ (0.31)									$ (0.24)
Earnings per share, diluted (in dollars per share)		0.07	(0.31)									$ (0.24)
Cumulative effect on retained earnings	$ 432
ASU 2014-09 | Difference between revenue guidance in effect before and after Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue												$ (80)	(187)
Operating income (loss)												(175)	(226)
Net income (loss)												(150)	(149)
Net income (loss) attributable to Baker Hughes, a GE company												$ (30)	0
Earnings per share, basic (in dollars per share)												$ (0.07)
Earnings per share, diluted (in dollars per share)		$ 0.00	$ (0.07)									$ (0.07)
Sales of goods
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue												$ 11,062	9,462
Sales of goods | ASU 2014-09 | Difference between revenue guidance in effect before and after Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue												163	(26)
Sales of services
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue												6,117	3,620
Sales of services | ASU 2014-09 | Difference between revenue guidance in effect before and after Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue												$ (243)	$ (161)